Cover	May 04, 2022
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	FEDERAL HOME LOAN BANK OF INDIANAPOLIS
Document Period End Date	May 04, 2022
Entity Central Index Key	0001331754
Entity File Number	000-51404
Entity Tax Identification Number	35-6001443
Entity Address, Address Line One	8250 Woodfield Crossing Blvd.
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46240
Entity Incorporation, State or Country Code	X1
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
City Area Code	(317)
Local Phone Number	465-0200
Amendment Flag	false